EQUITY, Share Capital (Details)				5 Months Ended	6 Months Ended
	May 31, 2024 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) shares	Apr. 13, 2023 USD ($) $ / shares shares	Oct. 31, 2023 Program	Jun. 30, 2024 USD ($) Vote shares	Apr. 17, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 15, 2023 USD ($)	Aug. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 shares
Share Capital [Abstract]
Authorized share capital | $			$ 50,000
Undesignated shares (in shares)			200,000,000
Par value of undesignated shares (in dollars per share) | $ / shares			$ 0.0000001
Number of share repurchase programs | Program				2
Fair value of shares issued amount | $					$ 144,563,000
Derivative financial liabilities | $					$ 25,336,000				$ 0
Business Combinations [Member]
Share Capital [Abstract]
Exchange ratio			0.00858
BSGA [Member]
Share Capital [Abstract]
Number of shares issued (in shares)			2,607,498
Number of shares outstanding (in shares)			2,607,498
Class A Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)			499,600,000,000
Par value (in dollars per share) | $ / shares			$ 0.0000001
Number of shares issued (in shares)			4,384,796,703
Number of shares outstanding (in shares)			4,384,796,703		90,692,121		62,888,682		63,566,376			60,281,184
Number of shares cancelled in exchange for new issued (in shares)			60,281,185
Number of treasury shares cancelled					606,756
Exchange ratio			1
Number of votes per share | Vote					1
Amount of share repurchase proceeds used to repurchase ordinary shares | $						$ 2,600,000
Number of shares repurchased, under stock repurchase program (in shares)						606,756
Fair value of shares issued amount | $					$ 3,000
Class A Ordinary Shares [Member] | B. Riley Principal Capital II, LLC [Member]
Share Capital [Abstract]
Number of shares issued (in shares)					6,922,648		0
Purchase agreement maturity period					36 months
Net proceeds | $					$ 51,600,000		$ 0
Consideration from issuance of ordinary shares | $					$ 51,600,000		$ 0
Class A Ordinary Shares [Member] | Sales Agents [Member]
Share Capital [Abstract]
Number of shares issued (in shares)					1,031,072
Net proceeds | $					$ 5,600,000
Consideration from issuance of ordinary shares | $					$ 5,600,000
Class A Ordinary Shares [Member] | Renol Invest AS and Bryhni.com AS [Member]
Share Capital [Abstract]
Number of shares issued (in shares)		417,130
Fair value of shares issued amount | $		$ 2,400,000
Class A Ordinary Shares [Member] | Tether International Limited [Member]
Share Capital [Abstract]
Net proceeds | $	$ 100,000,000
Warrants exercise price (in dollars per share) | $ / shares	$ 10
Consideration from issuance of ordinary shares | $	$ 100,000,000
Derivative financial liabilities | $	11,100,000
Residual net transaction amount | $	$ 87,400,000
Class A Ordinary Shares [Member] | Maximum [Member]
Share Capital [Abstract]
Authorized share capital | $						$ 2,000,000				$ 1,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | B. Riley Principal Capital II, LLC [Member]
Share Capital [Abstract]
Par value (in dollars per share) | $ / shares											$ 0.0000001
Number of shares authorized, value | $											$ 150,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | Sales Agents [Member]
Share Capital [Abstract]
Par value (in dollars per share) | $ / shares								$ 0.0000001
Number of shares authorized, value | $								$ 250,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | Tether International Limited [Member]
Share Capital [Abstract]
Shares authorized (in shares)	18,587,360
Par value (in dollars per share) | $ / shares	$ 0.0000001
Class of warrants issued	5,000,000
Class A Ordinary Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares cancelled in exchange for new issued (in shares)			60,281,185
Class A Ordinary Shares [Member] | BSGA [Member]
Share Capital [Abstract]
Number of shares cancelled in exchange for new issued (in shares)			2,607,498
Class B Ordinary Shares [Member]
Share Capital [Abstract]
Number of shares issued (in shares)			5,631,795,619
Number of shares outstanding (in shares)			5,631,795,619
Class V Ordinary Shares [Member]
Share Capital [Abstract]
Shares authorized (in shares)			200,000,000
Par value (in dollars per share) | $ / shares			$ 0.0000001
Number of shares outstanding (in shares)					48,399,922		48,399,922		48,399,922			48,399,922
Number of shares cancelled in exchange for new issued (in shares)			48,399,922
Exchange ratio			0.00858
Number of votes per share | Vote					10
Fair value of shares issued amount | $					$ 0
Series B preferred shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)			870,232,230
Number of shares outstanding (in shares)			870,232,230
Series B+ preferred shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)			1,314,267,705
Number of shares outstanding (in shares)			1,314,267,705
Series A Preferred Shares [Member]
Share Capital [Abstract]
Number of shares issued (in shares)			7,141,236
Number of shares outstanding (in shares)			7,141,236
Series A Preferred Shares [Member] | Business Combinations [Member]
Share Capital [Abstract]
Number of shares issued (in shares)			453,892,313
Number of shares outstanding (in shares)			453,892,313